Related Party Short-Term Loans (Details)	Jun. 30, 2024	Nov. 15, 2023 USD ($)	Nov. 15, 2023 CHF (SFr)	Sep. 28, 2023 CHF (SFr)
Related Party Short-Term Loans [Line Items]
Unsecured loans		$ 1,000,000	SFr 875,000
Short term loan				SFr 500,000
Forecast [Member] | Related party short-term Loans [Member]
Related Party Short-Term Loans [Line Items]
Percentage of loans bear interest rate	10.00%